Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held for Sale

As at	December 31, 2021	December 31, 2020
Assets held for sale
Property, plant and equipment	$—	$4
	$—	$4

Liabilities associated with assets held for sale
Unamortized investment tax credits	$—	$1
	$—	$1